Segment Information	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SEGMENT INFORMATION [Text Block]
NOTE 23: SEGMENT INFORMATION

Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use net income attributable to common stockholders to evaluate operating performance of each segment. The statement also establishes standards for related disclosures about a company's products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. Historically, Navios Logistics had two reportable segments, Logistics Business and Dry Port Terminal Business. Following recent business developments, beginning in 2011, Navios Logistics reports its operations based on three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations (previously identified as the Dry Port Terminal Business) and the liquid port terminal operations previously included in the Logistics Business segment. The previously identified Logistics Business segment is further split to form the Barge Business segment and the Cabotage Business segment. The information for the years ended December 31, 2010 and 2009 has been reclassified in accordance with the new reportable segments. The information reported to the chief operating decision maker has been modified in accordance with the change in reportable segments. A general description of each segment follows:

The Port Terminal Business segment:

This segment includes the operating results of Navios Logistics' dry port terminal and liquid port terminal operations.

(i) Dry port terminal operations

Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal in Uruguay based on throughputs. Its dry port terminal is located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers. The terminal operates 24 hours per day, seven days per week, and is ideally located to provide its customers, primarily leading international grain and commodity houses, with a convenient and efficient outlet for the transfer and storage of a wide range of commodities originating in the Hidrovia region.

(ii) Liquid port terminal operations

Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity. The port facility serves international operators from Paraguay and Bolivia supplying products that support the growing demand for energy. Because Paraguay is not an oil producing country, its needs for both crude and refined petroleum products are served entirely by imports. The main sources of supply are from Argentina and, to a much lesser extent, Bolivia. The strategic location of the terminal at the center of the Paraguay-Parana waterway has comparative advantages for the provision of services to both southern and northern regions.

The Barge Business segment

Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a Contract of Affreightment (“CoA”) basis.

The Cabotage Business segment

Navios Logistics owns and operates oceangoing vessels to support the transportation needs of its customers in the South American coastal trade business. The Company believes it operates the largest in terms of capacity and one of the youngest Argentine cabotage fleets. Its fleet consists of six oceangoing product tanker vessels and two self propelled barges. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

Inter-segment transactions, if any, are accounted for at current market prices. The Company evaluates performance of its segments and allocates resources to them based on net income.

The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the years ended December 31, 2011, 2010 and 2009:
	Port Terminal Business Segment for the Year Ended December 31, 2011	Cabotage Business Segment for the Year Ended December 31, 2011	Barge Business Segment for the Year Ended December 31, 2011	Total
Time charter, voyage and port terminal revenues	$23,347	$51,228	$91,050	$165,625
Sales of products	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	(8,553)	(1,109)	(32,018)	(41,680)
Direct vessel expenses	—	(31,276)	(32,146)	(63,422)
Cost of products sold	(66,757)	—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,538)	(4,300)	(11,342)	(18,180)
Amortization of intangible assets and liabilities, net	(927)	—	(3,509)	(4,436)
Amortization of deferred drydock and special survey costs	—	(212)	(506)	(718)
General and administrative expenses	(2,337)	(291)	(11,034)	(13,662)
Provision for losses on accounts receivable	(28)	—	(464)	(492)
Taxes other than income taxes	(193)	(4,861)	(3,880)	(8,934)
Gain on sale of assets	36	—	—	36
Interest expense and finance cost, net	—	(4,344)	(12,730)	(17,074)
Interest income	459	—	384	843
Foreign exchange differences	(182)	—	(463)	(645)
Other income, net	36	—	633	669
Income/(loss) before income taxes and noncontrolling interest	11,426	4,835	(16,025)	236
Income tax (expense)/benefit	(390)	(325)	1,063	348
Net income/(loss)	11,036	4,510	(14,962)	584
Less: Net income attributable to the noncontrolling interest	—	(641)	(139)	(780)
Net income/(loss) attributable to Navios Logistics' stockholders	$11,036	$3,869	$(15,101)	$(196)

NAVIOS SOUTH AMERICAN LOGISTICS INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in thousands of U.S. dollarsexcept share data)
	Port Terminal Business Segment for the Year Ended December 31, 2010	Cabotage Business Segment for the Year Ended December 31, 2010	Barge Business Segment for the Year Ended December 31, 2010	Total
Time charter, voyage and port terminal revenues	$23,374	$37,086	$76,296	$36,756
Sales of products	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	(7,411)	(2,181)	(25,818)	(35,410)
Direct vessel expenses	—	(18,519)	(31,903)	(50,422)
Cost of products sold	(47,073)	—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(2,471)	(3,433)	(11,825)	(17,729)
Amortization of intangible assets and liabilities, net	(927)	—	(3,559)	(4,486)
Amortization of deferred drydock and special survey costs	—	(35)	(359)	(394)
General and administrative expenses	(2,088)	(260)	(9,862)	(12,210)
Provision for losses on accounts receivable	—	—	(652)	(652)
Taxes other than income taxes	—	(4,101)	(3,820)	(7,921)
Gain on sale of assets	—	—	52	52
Interest expense and finance cost, net	—	(1,582)	(2,944)	(4,526)
Interest income	257	—	41	298
Foreign exchange differences	(46)	—	43	(3)
Other (expense)/income, net	(37)	—	101	64
Income/(loss) before income taxes and noncontrolling interest	14,795	6,975	(14,209)	7,561
Income tax (expense)/benefit	(61)	(938)	935	(64)
Net income/(loss)	14,734	6,037	(13,274)	7,497
Less: Net income/(loss) attributable to the noncontrolling interest	—	(2,007)	110	(1,897)
Net income/(loss) attributable to Navios Logistics' stockholders	$14,734	$4,030	$(13,164)	$5,600

	Port Terminal Business Segment for the Year Ended December 31, 2009	Cabotage Business Segment for the Year Ended December 31, 2009	Barge Business Segment for the Year Ended December 31, 2009	Total
Time charter, voyage and port terminal revenues	$17,988	$5,830	$68,445	$112,263
Sales of products	26,627	—	—	26,627
Time charter, voyage and port terminal expenses	(5,483)	(957)	(25,988)	(32,428)
Direct vessel expenses	—	(10,998)	(26,097)	(37,095)
Cost of products sold	(24,246)	—	—	(24,246)
Depreciation of vessels, port terminals and other fixed assets, net	(2,244)	(2,806)	(12,970)	(18,020)
Amortization of intangible assets and liabilities, net	(971)	—	(2,140)	(3,111)
Amortization of deferred drydock and special survey costs	—	—	(270)	(270)
General and administrative expenses	(1,559)	(194)	(7,362)	(9,115)
Provision for losses on accounts receivable	—	—	(1,351)	(1,351)
Taxes other than income taxes	—	(2,385)	(2,436)	(4,821)
Gain on sale of assets	—	—	—	—
Interest expense and finance cost, net	—	(1,282)	(2,964)	(4,246)
Interest income	9	—	2	11
Foreign exchange differences	57	—	321	378
Other income, net	257	—	312	569
Income/(loss) before income taxes and noncontrolling interest	10,435	7,208	(12,498)	5,145
Income tax (expense)/benefit	(39)	(858)	2,551	1,654
Net income/(loss)	10,396	6,350	(9,947)	6,799
Less: Net income attributable to the noncontrolling interest	—	1,416)	(32)	(1,448)
Net income/(loss) attributable to Navios Logistics' stockholders	$10,396	$4,934	$(9,979)	$5,351

For the Barge Business segment and for the Cabotage Business segment, the Company's vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels amounted to $282,973 and $236,200 at December 31, 2011 and 2010, respectively.

All of the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment, including constructions in progress, amounted to $62,870 and $56,227 as of December 31, 2011 and 2010, respectively.

In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $35,336 and $38,844 as of December 31, 2011 and 2010, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $28,527 and $29,455 as of December 31, 2011 and 2010, respectively.

In accordance with ASC 350-20-35-45, goodwill resulting from the acquisitions of Horamar and Hidronave S.A., which had been allocated to the Logistics Business through December 31, 2010, was re-allocated to the three segments by allocating $22,142 to the Port Terminal Business, $40,868 to the Barge Business and $41,086 to the Cabotage Business. All three segments previously comprised a part of the Logistics Business reporting unit on a relative fair value basis.